UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – February 28, 2013

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2013
Vanguard Money Market Funds

Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the six months ended February 28, 2013, returns for the Vanguard Money Market Funds ranged from 0% to 0.05%.

> Returns for the money market fund industry have remained near 0% because of the Federal Reserve’s policy of keeping rates low to stimulate the economy.

> The Vanguard funds continued to provide investors with portfolios composed of the highest-quality, most liquid securities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	34
Admiral Treasury Money Market Fund.	45
About Your Fund’s Expenses.	54
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2013
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.01%
Institutional Shares	0.07	0.05
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.01%	0.00%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.01%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

The yields offered by money market funds and other short-term investments continued to hover near 0% for the six months ended February 28, 2013, which meant similarly low returns for the three Vanguard money market funds contained in this report.

In two of the funds, already low yields declined further. As of February 28, the Prime Money Market Fund’s 7-day SEC yield was 0.01% for Investor Shares, down from 0.04% six months ago, and 0.07% for Institutional Shares, which have a lower expense ratio, down from 0.11%. The yield of the Admiral Treasury Money Market Fund declined to 0.01% from 0.02%. The Federal Money Market Fund’s yield remained at 0.01%.

When will yields move higher? The timing depends largely on the Federal Reserve, which has kept short-term interest rates at historically low levels since 2008. As late as October, the central bank’s view was that its low-interest-rate policy would probably be in place though mid-2015. In December, the Fed said that it would tie changes in its policy to an improving unemployment rate while also taking other economic measures into account.

In the meantime, legislators and regulators continue to consider measures aimed at strengthening the money market fund industry. We at Vanguard will continue to work hard to make sure that the voice of our clients is heard in these discussions, and we will be persistent in pursuing the best interests of our shareholders.

Bonds finished flat as yields remained low
The broad U.S. taxable bond market barely squeezed out a gain for the six months ended February 28, advancing just 0.15%.

Bond returns were anemic as the yield of the benchmark 10-year U.S. Treasury note climbed during the period; it dropped back a bit in February to finish at about 1.88%, still low by historical standards. (Bond prices and yields move in opposite directions; money market fund prices are expected to remain at $1 per share, although this is not guaranteed.) Investors, nervous over Italy’s unsettled election results in the period’s final week, were drawn to the perceived safety of Treasury securities.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished.

Stocks overcame concerns en route to substantial gains
Stocks worldwide advanced strongly over the six months, though uncertainty at home and abroad periodically stalked the markets. International equities eclipsed their U.S. counterparts as stocks from

Market Barometer
			Total Returns
		Periods Ended February 28, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	0.15%	3.12%	5.52%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.01	5.01	6.79
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.34

Stocks
Russell 1000 Index (Large-caps)	9.72%	13.62%	5.21%
Russell 2000 Index (Small-caps)	13.02	14.02	7.35
Russell 3000 Index (Broad U.S. market)	9.97	13.65	5.38
MSCI All Country World Index ex USA (International)	13.06	6.66	-0.87

CPI
Consumer Price Index	0.78%	1.98%	1.86%

developed and emerging markets rallied amid optimism over central bankers’ policy moves.

Despite political and fiscal challenges, international stocks returned about 13%. Rising Japanese stocks helped drive the Pacific region’s robust returns as Japan’s newly elected prime minister, Shinzo Abe, advocated aggressive monetary easing to boost his nation’s economy and preempt deflation.

European stocks benefited from the European Central Bank’s commitment to preserve the euro, climbing about 13%. Debt-crisis concerns reignited in the period’s final week, though, when Italy’s national elections ended in a political impasse amid voters’ anti-austerity message.

U.S. markets rose nearly 10% as solid corporate earnings and the Fed’s stimulus program helped boost returns. But the impending enactment of extensive, automatic federal spending cuts (known as the sequester) stoked investors’ anxiety as the six-month period wound down.

A cautious stance toward European securities
The Vanguard Money Market Funds seek to deliver safety, liquidity, and yield in that order. Those priorities have led to some restructuring of the Prime Money Market Fund portfolio in the past few years, as we eliminated our direct exposure to European banks and governments. While those securities offer marginally higher yields than U.S. Treasury bills and some other high-quality, very short-term securities,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.16%	0.09%	0.23%
Federal Money Market Fund	0.16	—	0.12
Admiral Treasury Money Market Fund	0.10	—	0.08

The fund expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.15%; for the Admiral Treasury Money Market Fund, 0.09%. The expense ratios for the six months ended February 28, 2013, for the Prime Money Market Fund Investor Shares and the Federal Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.17%; for the Federal Money Market Fund, 0.16%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

we believe the risk-reward trade-off is unattractive for a savings vehicle. For now at least, our caution extends even to European countries outside the Eurozone that otherwise boast attractive risk and return characteristics.

Foreign-bank securities remain a major holding in the Prime Money Market Fund, accounting for about a fifth of assets. They represent issues from financially strong Australian and Canadian banks. We do continue to invest in a handful of high-quality European manufacturers, such as Nestle.

As we reduced our exposure to short-term dollar-denominated securities from European issuers, we increased our exposure to U.S. Treasury and federal agency securities. Other domestic holdings include securities in high-quality banks, industrial and finance companies, and municipal debt. Our positioning in Europe remains more conservative than that of the money market fund industry as a whole.

Our two other funds, the Admiral Treasury Money Market Fund and the Federal Money Market Fund, focus on federal government obligations. The Treasury fund, as its name implies, maintained its investments solely in Treasury securities. The asset mix of the Federal fund changed during the period, from about 65% in U.S. government agency obligations and 35% in Treasury bills to roughly an 80%/20% mix,

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 29,
Money Market Fund	2013	2012	2012
Prime
Investor Shares	0.01%	0.04%	0.04%
Institutional Shares	0.07	0.11	0.10
Federal	0.01	0.01	0.01
Admiral Treasury	0.01	0.02	0.01

as the advisor sought to take advantage of market opportunities. The two funds have been closed to new investors since 2009.

Insightful security selection is a key part of the process
The investment decisions made by the funds’ advisor, Vanguard Fixed Income Group, are based on a careful analysis of the creditworthiness of the securities’ issuers. We have a large and seasoned team of analysts who form their judgments independent of those of rating agencies, using a process that includes probing an issuer’s financial structure and engaging in “what if” analyses. Together with our portfolio managers and traders, our credit analysts operate under a framework where avoiding risk and maintaining liquidity are paramount.

Their efforts are supported by our cost levels. Our expense ratios are among the lowest in the industry. Because costs are deducted from returns, this means that we don’t have to compensate for the burden of higher costs by taking on extra risk in an attempt to achieve higher returns.

If you would like to learn more about our approach toward managing risk in our money market portfolios—both taxable

Investment insight
Money markets remain a valuable tool
for saving and for business financing
Money market funds have been in the spotlight recently as politicians and regulators debate proposals and counterproposals for new regulations. Amid the back and forth, it’s important not to lose sight of the valuable role that money market funds play for investors and the broader economy.

For more than 40 years, money market funds have provided safety and liquidity to investors who are willing to assume some risk in exchange for higher yields than those generally available from FDIC-insured bank savings instruments. Money market funds also serve as a critical source of short-term financing for businesses and governments.

To be sure, money market investors have experienced a difficult time over the past few years as the Federal Reserve has held short-term interest rates near zero. We expect rates to rise eventually; in the meantime, Vanguard continues to work with policymakers on behalf of our shareholders to ensure that any regulatory changes preserve money market funds’ time-tested benefits.

and tax-exempt—I welcome you to review a Vanguard research paper, The Buck Stops Here: Vanguard Money Market Funds. Among the topics we discuss are our defensive tactics during the 2007–2008 financial crisis and our policy of turning away clients whose future activities might adversely affect existing shareholders.

You also might find helpful another paper, Managing Cash In Your Portfolio. Both are available at vanguard.com/research.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 13, 2013

Advisor’s Report

For the six months ended February 28, 2013, the Investor Shares of Vanguard Prime Money Market Fund returned 0.01% and the Institutional Shares returned 0.05%, a result of their lower expense ratio. The Federal Money Market Fund returned 0% and the Admiral Treasury Money Market Fund 0.01%. The average return for each fund’s peer group was 0%.

The economic and market environment
Dissatisfied with the pace of economic recovery, the Federal Reserve initiated a new round of quantitative easing (QE3) during the period, bringing its purchases of securities each month to $85 billion. Fed officials also withdrew their maturity target (mid-2015) for when the central bank would raise short-term interest rates, replacing it with thresholds for employment and inflation, the Fed’s two key policy concerns.

The Fed has set a high bar for what constitutes substantial improvement in the economy. It is willing to maintain the zero bound on interest rates until unemployment falls to 6.5% and inflation rises to 2.5%. Public statements from Fed officials indicated a desire to see even broader, more compelling signs that the recovery’s momentum was undeterred before adjusting monetary policy.

The economy issued some hopeful signals. Home prices increased 8.3% in 2012, according to the CoreLogic research firm. This was the fastest pace of growth since 2006. While home prices remained well below their peak, valuations were higher, removing some of the uncertainty that helped restrain consumer activity. Recent trends in employment indicate sustained job growth and fewer layoffs. Continued gains in employment will lead to further demand in housing and help support home prices.

Efforts in Washington to resolve the continuing budget resolution got back on track, with the two political parties demonstrating a willingness to engage each other. A reasonable outcome would break the chain of short-term budgetary deadlines that created an atmosphere of uncertainty and restrained economic activity. To the extent that this has been a factor weighing on the economy, a satisfactory resolution would boost economic growth.

Management of the funds
With the Fed focused squarely on efforts to stimulate the economy, it is unlikely that we will see an increase in short-term interest rates in 2013, and possibly not until 2015. Given this outlook, we have maintained a longer average maturity to take advantage of the positive slope in short rates.

We continue to avoid European financial issuers in the Prime Money Market Fund. We prefer remaining on the sidelines while

Europe deals with the harsh adjustments it has imposed on its weakest members. As a result, we continue to position the fund defensively, maintaining large positions in U.S. Treasury and agency securities. Maintaining a large weighting in these assets increases the credit quality and overall liquidity of the funds, important characteristics in these still uncertain times.

Our position on European financials stands in direct contrast to that of others in the industry, just as it did in 2010, when we first began reducing our exposure to European banks in the Prime Money Market Fund. Vanguard’s low expense ratio has always allowed us to position the funds defensively while still offering a competitive yield to shareholders.

At some point, when conditions improve, we will reassess our positioning and consider our options. Until then, we will maintain our high-quality exposures and let Vanguard’s low expense ratio carry the day.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 18, 2013

Money market funds’ investments in bank securities
Percentage of assets under management: January 31, 2013

	Vanguard Prime	Ten largest
	Money Market Fund	money market funds*
United States	12%	11%
Europe	0	32
Australia	12	8
Canada	9	12
Japan	0	13
Total	33	76

* The average exposure of the ten largest money market funds, according to Fitch Ratings, Inc., in U.S. Money Fund Exposure and European Banks: Eurozone Climbs Again, March 1, 2013.

Prime Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.09%
7-Day SEC Yield	0.01%	0.07%
Average Weighted
Maturity	59 days	59 days

Sector Diversification (% of portfolio)
Certificates of Deposit	12.3%
Yankee/Foreign	20.6
U.S. Treasury Bills	21.8
U.S. Government Agency Obligations	27.8
Repurchase Agreements	0.1
U.S. Commercial Paper	13.4
Other	4.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratios were 0.16% for Investor Shares and 0.09% for Institutional Shares. The expense ratio for the six months ended February 28, 2013, for the Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.17%.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2003	1.12%	0.60%
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.01	0.00

7-day SEC yield (2/28/2013): 0.01%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.04%	0.68%	1.83%
Institutional Shares	10/3/1989	0.11	0.80	1.99

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (49.9%)
2	Fannie Mae Discount Notes	0.125%	3/6/13	65,905	65,904
2	Fannie Mae Discount Notes	0.155%	3/27/13	172,809	172,790
2	Fannie Mae Discount Notes	0.090%	4/10/13	46,500	46,495
2	Fannie Mae Discount Notes	0.165%	4/24/13	462,861	462,746
2	Fannie Mae Discount Notes	0.160%	5/8/13	68,300	68,279
2	Fannie Mae Discount Notes	0.160%–0.165%	5/15/13	126,700	126,657
2	Fannie Mae Discount Notes	0.140%–0.160%	5/22/13	695,000	694,755
2	Fannie Mae Discount Notes	0.158%	6/5/13	714,286	713,985
2	Fannie Mae Discount Notes	0.150%	6/12/13	70,000	69,970
2	Fannie Mae Discount Notes	0.139%	6/19/13	25,339	25,328
2	Fannie Mae Discount Notes	0.144%	6/26/13	230,000	229,892
2	Fannie Mae Discount Notes	0.140%	7/2/13	1,000,000	999,522
2	Fannie Mae Discount Notes	0.140%	7/3/13	436,667	436,456
2	Fannie Mae Discount Notes	0.120%	7/17/13	222,050	221,948
2	Fannie Mae Discount Notes	0.120%	7/22/13	1,250,000	1,249,404
2	Fannie Mae Discount Notes	0.140%	8/14/13	134,500	134,413
2	Fannie Mae Discount Notes	0.150%	9/3/13	1,000,000	999,225
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	3/8/13	443,500	443,489
3	Federal Home Loan Bank Discount Notes	0.130%	3/12/13	15,500	15,499
3	Federal Home Loan Bank Discount Notes	0.095%	3/13/13	664,916	664,895
3	Federal Home Loan Bank Discount Notes	0.090%	3/15/13	50,000	49,998
3	Federal Home Loan Bank Discount Notes	0.155%	3/20/13	225,000	224,982
3	Federal Home Loan Bank Discount Notes	0.155%	3/22/13	49,600	49,596
3	Federal Home Loan Bank Discount Notes	0.155%	3/27/13	163,255	163,237
3	Federal Home Loan Bank Discount Notes	0.165%	4/24/13	281,000	280,930
3	Federal Home Loan Bank Discount Notes	0.169%	4/26/13	840,000	839,779
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/3/13	270,635	270,558
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/8/13	259,000	258,920
3	Federal Home Loan Bank Discount Notes	0.140%–0.165%	5/15/13	255,109	255,029
3	Federal Home Loan Bank Discount Notes	0.150%–0.165%	5/17/13	444,050	443,898
3	Federal Home Loan Bank Discount Notes	0.165%	5/22/13	582,950	582,731
3	Federal Home Loan Bank Discount Notes	0.140%	5/24/13	177,800	177,742
3	Federal Home Loan Bank Discount Notes	0.155%	5/31/13	200,000	199,922
3	Federal Home Loan Bank Discount Notes	0.155%	6/12/13	49,840	49,818
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/19/13	147,000	146,937

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.140%–0.142%	6/21/13	1,354,600	1,354,009
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/17/13	153,600	153,527
3	Federal Home Loan Bank Discount Notes	0.120%–0.125%	7/19/13	106,500	106,449
3	Federal Home Loan Bank Discount Notes	0.150%	8/9/13	57,900	57,861
3	Federal Home Loan Bank Discount Notes	0.145%	8/21/13	350,000	349,756
[3,4]	Federal Home Loan Banks	0.152%	11/22/13	150,000	149,978
[3,4]	Federal Home Loan Banks	0.168%	12/6/13	50,000	49,998
[3,4]	Federal Home Loan Banks	0.178%	12/26/13	1,525,000	1,525,000
[3,4]	Federal Home Loan Banks	0.182%	10/1/14	150,000	149,952
[2,4]	Federal Home Loan Mortgage Corp.	0.162%	3/21/13	907,000	906,975
[2,4]	Federal Home Loan Mortgage Corp.	0.148%	5/6/13	980,000	979,915
[2,4]	Federal Home Loan Mortgage Corp.	0.150%	6/3/13	950,000	949,901
[2,4]	Federal Home Loan Mortgage Corp.	0.152%	6/17/13	83,000	82,988
[2,4]	Federal Home Loan Mortgage Corp.	0.170%	11/4/13	64,780	64,778
[2,4]	Federal National Mortgage Assn.	0.190%	8/12/13	1,000,000	999,863
[2,4]	Federal National Mortgage Assn.	0.169%	11/8/13	1,365,500	1,365,235
[2,4]	Federal National Mortgage Assn.	0.171%	11/14/13	1,000,000	999,791
[2,4]	Federal National Mortgage Assn.	0.179%	9/11/14	2,350,000	2,349,272
[2,4]	Federal National Mortgage Assn.	0.173%	2/27/15	2,155,000	2,153,919
2	Freddie Mac Discount Notes	0.155%	3/4/13	145,978	145,976
2	Freddie Mac Discount Notes	0.085%	3/21/13	151,450	151,443
2	Freddie Mac Discount Notes	0.155%	3/25/13	100,000	99,990
2	Freddie Mac Discount Notes	0.088%–0.090%	4/8/13	66,530	66,524
2	Freddie Mac Discount Notes	0.165%	5/6/13	50,000	49,985
2	Freddie Mac Discount Notes	0.160%–0.165%	5/13/13	143,283	143,236
2	Freddie Mac Discount Notes	0.130%–0.160%	5/20/13	610,905	610,715
2	Freddie Mac Discount Notes	0.160%	5/28/13	842,860	842,530
2	Freddie Mac Discount Notes	0.158%	6/3/13	973,334	972,932
2	Freddie Mac Discount Notes	0.139%	6/24/13	365,000	364,838
2	Freddie Mac Discount Notes	0.125%	7/8/13	26,191	26,179
2	Freddie Mac Discount Notes	0.140%	7/9/13	600,000	599,697
2	Freddie Mac Discount Notes	0.120%–0.121%	7/15/13	153,425	153,355
2	Freddie Mac Discount Notes	0.150%	8/5/13	77,000	76,950
2	Freddie Mac Discount Notes	0.130%–0.150%	8/12/13	326,250	326,050
2	Freddie Mac Discount Notes	0.145%	8/19/13	450,000	449,690
	United States Treasury Bill	0.138%–0.140%	3/7/13	1,057,000	1,056,976
	United States Treasury Bill	0.141%	3/14/13	500,000	499,975
	United States Treasury Bill	0.133%–0.140%	3/21/13	1,100,000	1,099,918
	United States Treasury Bill	0.143%	3/28/13	1,067,500	1,067,386
	United States Treasury Bill	0.146%	4/4/13	4,988	4,987
	United States Treasury Bill	0.142%	4/11/13	900,000	899,854
	United States Treasury Bill	0.148%	4/18/13	375,000	374,926
	United States Treasury Bill	0.148%–0.152%	4/25/13	1,250,000	1,249,713
	United States Treasury Bill	0.085%	5/2/13	35,372	35,367
	United States Treasury Bill	0.150%	5/9/13	2,000,000	1,999,425
	United States Treasury Bill	0.145%	5/16/13	1,500,000	1,499,541
	United States Treasury Bill	0.141%–0.143%	5/30/13	2,893,000	2,891,974
	United States Treasury Bill	0.140%	6/6/13	43,350	43,334
	United States Treasury Bill	0.130%	6/27/13	1,000,000	999,574
	United States Treasury Bill	0.128%–0.130%	7/5/13	840,000	839,622
	United States Treasury Bill	0.105%	7/11/13	1,900,000	1,899,268
	United States Treasury Bill	0.106%	7/18/13	700,000	699,713
	United States Treasury Bill	0.110%–0.113%	8/8/13	1,825,000	1,824,098
	United States Treasury Bill	0.117%–0.118%	8/15/13	3,395,000	3,393,150
	United States Treasury Bill	0.133%–0.136%	8/22/13	2,905,000	2,903,120

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.136%	8/29/13	1,230,000	1,229,159
United States Treasury Note/Bond	1.375%	3/15/13	946,000	946,450
United States Treasury Note/Bond	0.750%	3/31/13	180,000	180,087
United States Treasury Note/Bond	1.375%	5/15/13	170,000	170,428
United States Treasury Note/Bond	3.625%	5/15/13	240,000	241,723
United States Treasury Note/Bond	3.500%	5/31/13	40,000	40,335
United States Treasury Note/Bond	3.375%	6/30/13	192,400	194,468
United States Treasury Note/Bond	1.000%	7/15/13	300,000	300,995
Total U.S. Government and Agency Obligations (Cost $60,250,552)				60,250,552
Commercial Paper (23.8%)
Bank Holding Company (0.4%)
PNC Bank NA	0.190%	3/21/13	249,000	248,974
PNC Bank NA	0.180%	4/8/13	261,000	260,950
				509,924
Finance—Auto (2.1%)
American Honda Finance Corp.	0.180%	3/19/13	51,000	50,995
American Honda Finance Corp.	0.160%–0.190%	3/21/13	111,000	110,990
American Honda Finance Corp.	0.190%	3/25/13	37,000	36,995
American Honda Finance Corp.	0.150%–0.190%	3/26/13	56,500	56,493
American Honda Finance Corp.	0.170%	3/27/13	23,000	22,997
American Honda Finance Corp.	0.160%	4/11/13	37,000	36,993
American Honda Finance Corp.	0.170%	5/22/13	149,000	148,942
American Honda Finance Corp.	0.170%	5/29/13	232,000	231,902
5 BMW US Capital LLC	0.180%	3/11/13	69,000	68,997
5 BMW US Capital LLC	0.180%	3/12/13	29,500	29,498
5 BMW US Capital LLC	0.170%–0.180%	3/18/13	113,500	113,490
5 BMW US Capital LLC	0.170%	3/19/13	100,000	99,992
5 BMW US Capital LLC	0.180%	3/22/13	29,000	28,997
5 BMW US Capital LLC	0.170%	3/25/13	25,000	24,997
5 BMW US Capital LLC	0.170%	3/26/13	45,000	44,995
5 BMW US Capital LLC	0.170%	4/2/13	47,500	47,493
5 BMW US Capital LLC	0.160%	4/8/13	65,750	65,739
5 BMW US Capital LLC	0.160%	4/11/13	51,000	50,991
5 BMW US Capital LLC	0.160%	4/16/13	59,000	58,988
5 BMW US Capital LLC	0.140%	4/30/13	68,000	67,984
5 BMW US Capital LLC	0.170%	5/21/13	27,000	26,990
Toyota Motor Credit Corp.	0.270%	4/1/13	26,250	26,244
Toyota Motor Credit Corp.	0.250%	4/5/13	168,000	167,959
Toyota Motor Credit Corp.	0.260%	4/15/13	32,000	31,990
Toyota Motor Credit Corp.	0.140%	4/26/13	30,000	29,993
Toyota Motor Credit Corp.	0.290%	5/10/13	189,000	188,893
Toyota Motor Credit Corp.	0.240%	6/10/13	225,000	224,849
Toyota Motor Credit Corp.	0.230%	6/11/13	194,000	193,874
Toyota Motor Credit Corp.	0.240%	7/10/13	75,000	74,935
Toyota Motor Credit Corp.	0.220%	8/19/13	157,750	157,585
				2,521,780
Finance—Other (5.1%)
5 Chariot Funding LLC	0.210%	3/11/13	22,000	21,999
5 Chariot Funding LLC	0.210%	3/18/13	36,000	35,996
5 Chariot Funding LLC	0.210%	3/19/13	7,000	6,999
5 Chariot Funding LLC	0.210%	4/2/13	49,500	49,491
5 Chariot Funding LLC	0.210%	4/3/13	38,000	37,993
5 Chariot Funding LLC	0.200%	4/4/13	68,000	67,987

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Chariot Funding LLC	0.200%	4/8/13	89,500	89,481
5 Chariot Funding LLC	0.200%	4/9/13	36,750	36,742
5 Chariot Funding LLC	0.200%	4/10/13	32,000	31,993
5 Chariot Funding LLC	0.190%	5/1/13	50,000	49,984
5 Chariot Funding LLC	0.180%	5/7/13	100,000	99,967
5 Chariot Funding LLC	0.180%	5/8/13	50,000	49,983
5 Chariot Funding LLC	0.180%	5/13/13	50,000	49,982
General Electric Capital Corp.	0.180%	3/1/13	170,000	170,000
General Electric Capital Corp.	0.200%	3/8/13	78,000	77,997
General Electric Capital Corp.	0.160%	3/14/13	244,000	243,986
General Electric Capital Corp.	0.160%	4/19/13	370,000	369,919
General Electric Capital Corp.	0.160%	4/22/13	130,000	129,970
General Electric Capital Corp.	0.150%	4/29/13	14,500	14,496
General Electric Capital Corp.	0.140%	5/13/13	186,000	185,947
General Electric Capital Corp.	0.140%	5/20/13	294,000	293,909
General Electric Capital Corp.	0.140%	5/21/13	296,000	295,907
General Electric Capital Corp.	0.140%	5/22/13	130,000	129,959
General Electric Capital Corp.	0.140%	5/23/13	169,000	168,945
5 Jupiter Securitization Co. LLC	0.210%	3/12/13	49,600	49,597
5 Jupiter Securitization Co. LLC	0.210%	3/19/13	16,000	15,998
5 Jupiter Securitization Co. LLC	0.210%	3/27/13	18,000	17,997
5 Jupiter Securitization Co. LLC	0.210%	4/2/13	107,500	107,480
5 Jupiter Securitization Co. LLC	0.210%	4/3/13	126,500	126,476
5 Jupiter Securitization Co. LLC	0.200%	4/4/13	76,000	75,986
5 Jupiter Securitization Co. LLC	0.200%	4/5/13	36,000	35,993
5 Jupiter Securitization Co. LLC	0.200%	4/8/13	77,000	76,984
5 Jupiter Securitization Co. LLC	0.200%	4/9/13	38,000	37,992
5 Jupiter Securitization Co. LLC	0.200%	4/10/13	37,500	37,492
5 Jupiter Securitization Co. LLC	0.190%	5/1/13	45,000	44,986
5 Jupiter Securitization Co. LLC	0.180%	5/6/13	15,750	15,745
5 Jupiter Securitization Co. LLC	0.180%	5/7/13	98,500	98,467
5 Jupiter Securitization Co. LLC	0.180%	5/8/13	71,500	71,476
5 Jupiter Securitization Co. LLC	0.180%	5/13/13	14,000	13,995
5 Old Line Funding LLC	0.200%	3/11/13	145,000	144,992
5 Old Line Funding LLC	0.200%	3/12/13	118,000	117,993
5 Old Line Funding LLC	0.200%	3/13/13	39,000	38,997
5 Old Line Funding LLC	0.200%	3/15/13	20,082	20,080
5 Old Line Funding LLC	0.200%	3/18/13	77,000	76,993
5 Old Line Funding LLC	0.200%	3/19/13	132,500	132,487
5 Old Line Funding LLC	0.190%	3/20/13	47,037	47,032
5 Old Line Funding LLC	0.190%–0.200%	3/22/13	86,000	85,990
5 Old Line Funding LLC	0.190%–0.200%	3/25/13	110,333	110,318
5 Old Line Funding LLC	0.200%	3/28/13	39,500	39,494
5 Old Line Funding LLC	0.190%	4/8/13	45,500	45,491
5 Old Line Funding LLC	0.190%	4/9/13	34,000	33,993
5 Old Line Funding LLC	0.190%	4/10/13	37,000	36,992
5 Old Line Funding LLC	0.190%	4/11/13	58,350	58,337
5 Old Line Funding LLC	0.190%	4/12/13	83,000	82,982
5 Old Line Funding LLC	0.190%	4/16/13	15,000	14,996
5 Old Line Funding LLC	0.190%	4/18/13	45,000	44,989
5 Old Line Funding LLC	0.190%	4/22/13	108,000	107,970
5 Old Line Funding LLC	0.190%	4/23/13	131,250	131,213
5 Old Line Funding LLC	0.190%	4/24/13	16,000	15,995
5 Old Line Funding LLC	0.180%	4/25/13	12,435	12,432
5 Old Line Funding LLC	0.190%	5/1/13	96,000	95,969

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
5	Old Line Funding LLC	0.190%	5/6/13	83,000	82,971
5	Old Line Funding LLC	0.180%	5/7/13	88,500	88,470
5	Old Line Funding LLC	0.180%	5/8/13	87,000	86,970
5	Old Line Funding LLC	0.180%	5/13/13	45,000	44,984
5	Old Line Funding LLC	0.180%	5/14/13	45,500	45,483
5	Old Line Funding LLC	0.180%	5/15/13	29,500	29,489
5	Old Line Funding LLC	0.180%	5/20/13	150,087	150,027
5	Old Line Funding LLC	0.180%	5/22/13	115,000	114,953
5	Old Line Funding LLC	0.180%	5/24/13	44,987	44,968
5	Old Line Funding LLC	0.180%	5/28/13	57,000	56,975
5	Old Line Funding LLC	0.180%	6/3/13	149,945	149,875
5	Straight-A Funding LLC	0.180%	3/22/13	14,700	14,698
5	Straight-A Funding LLC	0.180%	3/28/13	6,000	5,999
5	Straight-A Funding LLC	0.180%	3/28/13	65,750	65,741
5	Straight-A Funding LLC	0.180%	4/10/13	15,000	14,997
5	Straight-A Funding LLC	0.180%	4/11/13	11,000	10,998
5	Straight-A Funding LLC	0.190%	4/19/13	15,018	15,014
5	Straight-A Funding LLC	0.190%	4/19/13	25,523	25,516
5	Straight-A Funding LLC	0.190%	4/22/13	37,000	36,990
5	Straight-A Funding LLC	0.190%	4/26/13	36,000	35,989
					6,153,138
Foreign Banks (2.5%)
5	Australia & New Zealand Banking Group, Ltd.	0.290%	3/1/13	247,000	247,000
[4,5]	Commonwealth Bank of Australia	0.249%	3/7/13	105,000	105,000
5	Commonwealth Bank of Australia	0.270%	5/9/13	80,250	80,208
5	Commonwealth Bank of Australia	0.260%	6/17/13	53,000	52,959
	Royal Bank of Canada	0.140%	3/21/13	143,000	142,989
5	Westpac Banking Corp.	0.160%	3/28/13	425,000	424,949
[4,5]	Westpac Banking Corp.	0.220%	4/3/13	393,000	393,000
[4,5]	Westpac Banking Corp.	0.219%	4/5/13	250,000	250,000
[4,5]	Westpac Banking Corp.	0.202%	4/16/13	160,000	160,000
[4,5]	Westpac Banking Corp.	0.202%	4/18/13	310,000	310,000
[4,5]	Westpac Banking Corp.	0.202%	4/25/13	200,000	200,000
[4,5]	Westpac Banking Corp.	0.203%	4/26/13	200,000	200,000
[4,5]	Westpac Banking Corp.	0.199%	5/7/13	95,000	95,000
[4,5]	Westpac Banking Corp.	0.221%	5/20/13	40,000	40,000
[4,5]	Westpac Banking Corp.	0.212%	8/1/13	285,000	285,000
					2,986,105
Foreign Governments (2.5%)
	CPPIB Capital Inc.	0.180%	5/6/13	148,000	147,951
	CPPIB Capital Inc.	0.180%	5/8/13	31,850	31,839
	CPPIB Capital Inc.	0.200%	7/12/13	74,000	73,945
	Export Development Canada	0.200%	4/11/13	49,000	48,989
	Export Development Canada	0.175%	6/3/13	49,500	49,477
	Export Development Canada	0.180%	6/14/13	49,500	49,474
5	Hydro-Quebec	0.150%	4/16/13	61,900	61,888
	Province of Ontario	0.160%	3/6/13	156,000	155,997
	Province of Ontario	0.160%	3/7/13	35,500	35,499
	Province of Ontario	0.160%	3/8/13	75,000	74,998
	Province of Ontario	0.160%	3/11/13	78,000	77,997
	Province of Ontario	0.160%	3/12/13	39,000	38,998
	Province of Ontario	0.150%	3/18/13	77,000	76,995
	Province of Ontario	0.150%	3/19/13	247,000	246,981
	Province of Ontario	0.150%	3/20/13	77,000	76,994

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Province of Ontario	0.150%	3/22/13	99,000	98,991
Province of Ontario	0.150%	3/28/13	99,000	98,989
Province of Ontario	0.150%	4/8/13	145,000	144,977
Province of Ontario	0.150%	4/9/13	163,750	163,723
Province of Ontario	0.150%	4/11/13	125,000	124,979
Province of Ontario	0.150%–0.170%	4/15/13	65,500	65,486
Province of Ontario	0.165%	4/18/13	44,500	44,490
6 PSP Capital Inc.	0.180%	5/14/13	48,000	47,982
6 PSP Capital Inc.	0.180%	5/15/13	86,000	85,968
6 PSP Capital Inc.	0.190%	5/16/13	23,000	22,991
6 PSP Capital Inc.	0.190%	5/22/13	30,500	30,487
6 PSP Capital Inc.	0.190%	5/23/13	15,250	15,243
5 Quebec	0.170%	3/21/13	99,000	98,991
5 Quebec	0.130%	3/26/13	82,000	81,993
5 Quebec	0.130%	3/27/13	75,000	74,993
5 Quebec	0.130%	3/28/13	195,000	194,981
Queensland Treasury Corp.	0.190%	5/22/13	126,000	125,945
Queensland Treasury Corp.	0.200%	7/1/13	99,000	98,933
Queensland Treasury Corp.	0.250%	8/21/13	197,500	197,263
				3,065,427
Foreign Industrial (5.4%)
5 BASF SE	0.160%	3/26/13	95,000	94,989
5 BASF SE	0.160%	3/27/13	96,000	95,989
5 BASF SE	0.160%	3/28/13	150,000	149,982
5 GlaxoSmithKline Finance plc	0.130%	3/5/13	71,500	71,499
5 GlaxoSmithKline Finance plc	0.130%	3/8/13	113,000	112,997
5 John Deere Financial Inc.	0.120%	3/21/13	19,000	18,999
5 Nestle Capital Corp.	0.260%	3/4/13	496,000	495,989
5 Nestle Capital Corp.	0.260%	3/12/13	495,000	494,961
5 Nestle Capital Corp.	0.115%	5/2/13	75,000	74,985
5 Nestle Capital Corp.	0.260%	5/13/13	318,000	317,832
5 Nestle Capital Corp.	0.170%–0.180%	8/12/13	231,500	231,318
5 Nestle Capital Corp.	0.170%	8/13/13	84,000	83,935
5 Nestle Capital Corp.	0.200%	9/6/13	47,000	46,951
5 Nestle Capital Corp.	0.251%	9/17/13	10,000	9,986
Nestle Finance International Ltd.	0.265%	3/25/13	244,000	243,957
Nestle Finance International Ltd.	0.265%	3/26/13	376,000	375,931
Nestle Finance International Ltd.	0.265%	4/1/13	296,000	295,932
Nestle Finance International Ltd.	0.265%	4/3/13	208,100	208,049
Nestle Finance International Ltd.	0.120%	5/2/13	83,000	82,983
Nestle Finance International Ltd.	0.270%	5/7/13	62,000	61,969
Nestle Finance International Ltd.	0.270%	5/8/13	120,000	119,939
Nestle Finance International Ltd.	0.130%	5/13/13	89,500	89,476
Nestle Finance International Ltd.	0.255%	5/14/13	378,000	377,802
Nestle Finance International Ltd.	0.190%	8/13/13	113,000	112,902
5 Reckitt Benckiser Treasury Services plc	0.180%	3/8/13	75,000	74,997
5 Reckitt Benckiser Treasury Services plc	0.180%	3/12/13	73,000	72,996
5 Reckitt Benckiser Treasury Services plc	0.180%	3/13/13	100,000	99,994
5 Reckitt Benckiser Treasury Services plc	0.180%	3/14/13	178,000	177,988
5 Reckitt Benckiser Treasury Services plc	0.180%	3/15/13	100,000	99,993
5 Reckitt Benckiser Treasury Services plc	0.180%	3/18/13	155,000	154,987
5 Roche Holdings Inc.	0.130%	4/22/13	20,000	19,996
5 Roche Holdings Inc.	0.130%	5/7/13	22,000	21,995
5 Roche Holdings Inc.	0.170%	5/21/13	38,000	37,986
5 Roche Holdings Inc.	0.170%	5/24/13	35,000	34,986

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Roche Holdings Inc.	0.170%	5/28/13	49,250	49,230
5 Roche Holdings Inc.	0.170%	5/29/13	27,000	26,989
5 Roche Holdings Inc.	0.170%	5/30/13	79,500	79,467
5 Roche Holdings Inc.	0.170%	5/31/13	27,000	26,988
5 Sanofi	0.160%	3/20/13	229,500	229,481
5 Sanofi	0.160%	3/28/13	307,500	307,463
5 Siemens Capital Co. LLC	0.140%	3/18/13	125,000	124,992
5 Siemens Capital Co. LLC	0.120%	3/19/13	55,000	54,997
5 Siemens Capital Co. LLC	0.120%–0.140%	3/21/13	210,000	209,986
5 Siemens Capital Co. LLC	0.130%–0.140%	3/28/13	258,000	257,973
Toyota Credit Canada Inc.	0.280%	3/21/13	49,500	49,492
Toyota Credit Canada Inc.	0.270%	3/25/13	49,500	49,491
Toyota Credit Canada Inc.	0.290%	4/23/13	19,000	18,992
Toyota Credit Canada Inc.	0.240%	7/8/13	19,500	19,483
				6,570,294
Industrial (5.8%)
5 Emerson Electric Co.	0.150%	3/25/13	47,500	47,495
5 Emerson Electric Co.	0.150%	3/27/13	25,000	24,997
5 Emerson Electric Co.	0.150%	4/8/13	19,000	18,997
5 Emerson Electric Co.	0.150%	4/9/13	14,000	13,998
General Electric Co.	0.260%	3/4/13	99,000	98,998
General Electric Co.	0.130%–0.140%	3/27/13	540,000	539,947
General Electric Co.	0.140%	3/28/13	257,000	256,973
5 Google Inc.	0.150%	3/7/13	78,000	77,998
5 Google Inc.	0.200%	5/21/13	65,750	65,720
5 Google Inc.	0.160%	7/23/13	54,500	54,465
5 Procter & Gamble Co.	0.160%	3/1/13	114,625	114,625
5 Procter & Gamble Co.	0.160%	3/4/13	367,000	366,995
5 Procter & Gamble Co.	0.160%	3/5/13	39,000	38,999
5 Procter & Gamble Co.	0.150%–0.160%	3/7/13	138,000	137,996
5 Procter & Gamble Co.	0.130%–0.160%	3/8/13	155,500	155,496
5 Procter & Gamble Co.	0.160%	3/11/13	148,500	148,493
5 Procter & Gamble Co.	0.160%	3/12/13	78,000	77,996
5 The Coca-Cola Co.	0.180%	3/13/13	38,000	37,998
5 The Coca-Cola Co.	0.180%	3/14/13	187,000	186,988
5 The Coca-Cola Co.	0.160%	3/15/13	262,615	262,599
5 The Coca-Cola Co.	0.160%	3/18/13	103,000	102,992
5 The Coca-Cola Co.	0.220%	5/6/13	148,000	147,940
5 The Coca-Cola Co.	0.220%	5/7/13	99,000	98,960
5 The Coca-Cola Co.	0.220%	5/15/13	347,000	346,841
5 The Coca-Cola Co.	0.170%	5/20/13	174,000	173,934
5 The Coca-Cola Co.	0.170%	5/21/13	50,000	49,981
5 The Coca-Cola Co.	0.150%	5/22/13	299,700	299,598
5 The Coca-Cola Co.	0.220%–0.230%	6/3/13	197,500	197,384
5 The Coca-Cola Co.	0.200%–0.220%	6/4/13	179,000	178,902
5 The Coca-Cola Co.	0.180%	6/5/13	198,000	197,905
5 The Coca-Cola Co.	0.160%	6/17/13	40,000	39,981
5 The Coca-Cola Co.	0.180%	7/8/13	297,500	297,308
5 The Coca-Cola Co.	0.170%–0.180%	7/9/13	262,475	262,308
5 The Coca-Cola Co.	0.170%	7/10/13	200,000	199,876
5 The Coca-Cola Co.	0.170%	7/11/13	50,000	49,969
5 The Coca-Cola Co.	0.200%	8/29/13	320,200	319,878
5 The Coca-Cola Co.	0.200%	9/3/13	163,000	162,832
5 The Walt Disney Co.	0.150%	4/8/13	50,000	49,992
5 The Walt Disney Co.	0.150%	4/9/13	75,000	74,988

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Walt Disney Co.	0.150%	4/11/13	39,000	38,993
5 The Walt Disney Co.	0.150%	4/12/13	113,000	112,980
5 The Walt Disney Co.	0.150%	4/15/13	75,000	74,986
5 Wal-Mart Stores, Inc.	0.125%	4/29/13	231,000	230,953
5 Wal-Mart Stores, Inc.	0.120%	4/30/13	367,000	366,927
5 Wal-Mart Stores, Inc.	0.130%	5/2/13	145,000	144,968
				6,949,149
Total Commercial Paper (Cost $28,755,817)				28,755,817
Certificates of Deposit (22.7%)
Domestic Banks (4.2%)
Branch Banking & Trust Co.	0.150%	5/8/13	73,000	73,000
Branch Banking & Trust Co.	0.150%	5/13/13	72,000	72,000
Branch Banking & Trust Co.	0.150%	5/13/13	297,000	297,000
JPMorgan Chase Bank NA	0.220%	3/18/13	496,000	496,000
State Street Bank & Trust Co.	0.220%	3/14/13	70,000	70,000
State Street Bank & Trust Co.	0.170%	4/8/13	330,000	330,000
State Street Bank & Trust Co.	0.180%	4/9/13	226,000	226,000
State Street Bank & Trust Co.	0.180%	4/10/13	95,000	95,000
State Street Bank & Trust Co.	0.230%	4/16/13	1,489,000	1,489,000
State Street Bank & Trust Co.	0.250%	6/10/13	630,000	630,000
US Bank NA	0.140%	3/4/13	369,000	369,000
Wells Fargo Bank NA	0.230%	3/4/13	295,500	295,500
Wells Fargo Bank NA	0.220%	3/14/13	197,000	197,000
4 Wells Fargo Bank NA	0.174%	8/28/13	400,000	400,000
				5,039,500
Eurodollar Certificates of Deposit (8.1%)
Australia & New Zealand Banking Group, Ltd.	0.230%	4/11/13	25,000	25,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	4/19/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.212%	4/25/13	387,000	387,000
4 Australia & New Zealand Banking Group, Ltd.	0.212%	5/1/13	440,000	440,000
4 Australia & New Zealand Banking Group, Ltd.	0.221%	5/14/13	250,000	250,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	5/16/13	405,000	405,000
Australia & New Zealand Banking Group, Ltd.	0.260%	5/28/13	35,000	35,000
Australia & New Zealand Banking Group, Ltd.	0.265%	6/20/13	46,000	46,000
Australia & New Zealand Banking Group, Ltd.	0.260%	7/3/13	75,000	75,000
4 Australia & New Zealand Banking Group, Ltd.	0.232%	7/25/13	290,000	290,000
4 Australia & New Zealand Banking Group, Ltd.	0.209%	8/7/13	224,000	224,000
4 Australia & New Zealand Banking Group, Ltd.	0.213%	8/27/13	261,000	261,000
Commonwealth Bank of Australia	0.230%	3/12/13	45,000	45,000
4 Commonwealth Bank of Australia	0.219%	4/9/13	827,000	827,000
4 Commonwealth Bank of Australia	0.232%	4/16/13	409,000	409,000
4 Commonwealth Bank of Australia	0.242%	5/16/13	410,000	410,000
4 Commonwealth Bank of Australia	0.229%	7/10/13	60,000	60,000
4 Commonwealth Bank of Australia	0.222%	8/13/13	439,000	439,000
4 Commonwealth Bank of Australia	0.221%	8/20/13	498,000	498,000
4 Commonwealth Bank of Australia	0.213%	8/26/13	687,000	687,000
4 National Australia Bank Ltd.	0.259%	3/5/13	205,000	205,000
4 National Australia Bank Ltd.	0.252%	4/2/13	1,035,000	1,035,000
4 National Australia Bank Ltd.	0.252%	4/23/13	475,000	475,000
4 National Australia Bank Ltd.	0.252%	4/25/13	530,000	530,000
4 National Australia Bank Ltd.	0.252%	5/21/13	35,000	35,000
4 National Australia Bank Ltd.	0.261%	6/20/13	78,000	78,000
4 National Australia Bank Ltd.	0.262%	7/1/13	35,000	35,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 National Australia Bank Ltd.	0.260%	7/3/13	30,000	30,000
4 National Australia Bank Ltd.	0.190%	8/12/13	1,182,000	1,182,000
				9,850,000
Yankee Certificates of Deposit (10.4%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.199%	4/11/13	170,000	170,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.202%	4/23/13	315,000	315,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.198%	5/7/13	96,000	96,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.199%	5/7/13	165,000	165,000
Bank of Montreal (Chicago Branch)	0.230%	3/5/13	30,000	30,000
Bank of Montreal (Chicago Branch)	0.220%	3/11/13	1,000,000	1,000,000
Bank of Montreal (Chicago Branch)	0.230%	3/20/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.230%	4/4/13	345,000	345,000
Bank of Montreal (Chicago Branch)	0.200%	4/18/13	93,000	93,000
Bank of Montreal (Chicago Branch)	0.190%	4/23/13	381,000	381,000
Bank of Montreal (Chicago Branch)	0.190%	5/6/13	360,000	360,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/13	115,000	115,000
4 Bank of Nova Scotia (Houston Branch)	0.239%	3/5/13	390,000	390,000
Bank of Nova Scotia (Houston Branch)	0.220%	3/13/13	29,000	29,000
4 Bank of Nova Scotia (Houston Branch)	0.219%	4/5/13	460,000	459,998
4 Bank of Nova Scotia (Houston Branch)	0.232%	4/23/13	1,000,000	1,000,000
4 Bank of Nova Scotia (Houston Branch)	0.232%	4/24/13	400,000	400,000
4 Bank of Nova Scotia (Houston Branch)	0.219%	5/7/13	595,000	594,994
4 Bank of Nova Scotia (Houston Branch)	0.222%	5/20/13	466,000	465,995
4 Bank of Nova Scotia (Houston Branch)	0.224%	5/31/13	115,000	114,999
Canadian Imperial Bank of Commerce
(New York Branch)	0.340%	3/1/13	22,000	22,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.160%	3/11/13	195,000	195,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.130%	4/15/13	500,000	500,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.130%	5/7/13	292,000	292,000
4 National Australia Bank Ltd. (New York Branch)	0.279%	8/13/13	129,000	129,036
4 Royal Bank of Canada (New York Branch)	0.419%	4/10/13	70,000	70,020
Toronto Dominion Bank (New York Branch)	0.260%	3/5/13	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.210%	3/11/13	20,000	20,000
Toronto Dominion Bank (New York Branch)	0.270%	3/18/13	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.240%	3/19/13	99,000	99,000
4 Toronto Dominion Bank (New York Branch)	0.203%	4/26/13	486,000	486,000
4 Toronto Dominion Bank (New York Branch)	0.199%	5/7/13	784,000	784,000
Toronto Dominion Bank (New York Branch)	0.240%	5/20/13	40,000	40,000
4 Toronto Dominion Bank (New York Branch)	0.202%	6/17/13	75,000	75,000
4 Toronto Dominion Bank (New York Branch)	0.202%	6/24/13	180,000	180,000
4 Toronto Dominion Bank (New York Branch)	0.199%	7/8/13	65,000	65,000
4 Toronto Dominion Bank (New York Branch)	0.202%	7/16/13	272,000	272,000
4 Toronto Dominion Bank (New York Branch)	0.200%	8/5/13	297,000	297,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/6/13	136,000	136,000
4 Toronto Dominion Bank (New York Branch)	0.199%	8/7/13	250,000	250,000
4 Toronto Dominion Bank (New York Branch)	0.202%	8/13/13	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.201%	8/15/13	149,000	149,000
4 Toronto Dominion Bank (New York Branch)	—	9/4/13	218,000	218,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.219%	4/5/13	144,000	144,000
4 Westpac Banking Corp. (New York Branch)	0.202%	4/24/13	235,000	235,000
4 Westpac Banking Corp. (New York Branch)	0.200%	5/2/13	397,000	397,000
4 Westpac Banking Corp. (New York Branch)	0.370%	5/3/13	79,000	79,022
4 Westpac Banking Corp. (New York Branch)	0.252%	7/1/13	74,000	74,000
4 Westpac Banking Corp. (New York Branch)	0.252%	7/1/13	50,000	50,000
				12,583,064
Total Certificates of Deposit (Cost $27,472,564)				27,472,564
Repurchase Agreements (0.1%)
Bank of Nova Scotia (Dated 2/28/13,
Repurchase Value $50,000,000, collateralized
by U.S. Treasury Bill 0.000%, 2/6/14)	0.160%	3/1/13	50,000,000	50,000
RBC Capital Markets LLC (Dated 2/28/13,
Repurchase Value $20,000,000, collateralized
by U.S. Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	20,000,000	20,000
RBC Capital Markets LLC (Dated 2/28/13,
Repurchase Value $18,203,000, collateralized
by U.S. Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	18,203,000	18,203
TD Securities (USA) LLC (Dated 2/28/13,
Repurchase Value $30,000,000, collateralized
by U.S. Treasury Note/Bond 2.125%, 2/15/40)	0.140%	3/1/13	30,000,000	30,000
TD Securities (USA) LLC (Dated 2/28/13,
Repurchase Value $34,000,000, collateralized
by U.S. Treasury Note/Bond 2.125%, 2/15/40)	0.170%	3/1/13	34,000,000	34,000
Total Repurchase Agreements (Cost $152,203)				152,203

			Shares
Money Market Fund (1.4%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,677,952)	0.107%		1,677,951,948	1,677,952

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.9%)
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.100%	3/7/13	11,900	11,900
8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.100%	3/7/13	15,700	15,700
8 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.110%	3/7/13	13,400	13,400
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.100%	3/7/13	35,035	35,035
8 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.100%	3/7/13	79,000	79,000
8 Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.110%	3/7/13	16,015	16,015

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	3/7/13	16,700	16,700
8 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.110%	3/7/13	20,595	20,595
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.110%	3/7/13	8,300	8,300
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.110%	3/7/13	11,900	11,900
8 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/13	9,700	9,700
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.110%	3/7/13	11,200	11,200
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.090%	3/7/13	10,000	10,000
8 Columbus OH Regional Airport Authority
Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.110%	3/7/13	17,200	17,200
Connecticut Health & Educational
Facilities Authority Revenue (Yale University)
VRDO	0.090%	3/7/13	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.090%	3/7/13	61,940	61,940
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.110%	3/7/13	10,600	10,600
8 Greenville County SC Hospital System Revenue
VRDO	0.100%	3/7/13	13,000	13,000
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.090%	3/1/13	60,600	60,600
8 Hanover County VA Economic Development
Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.110%	3/7/13	11,955	11,955
8 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) VRDO	0.100%	3/7/13	42,000	42,000
8 Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.110%	3/7/13	19,000	19,000
8 Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.110%	3/7/13	14,300	14,300
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.100%	3/7/13	15,075	15,075
8 Kentucky Economic Development Finance
Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)
VRDO	0.080%	3/7/13	25,035	25,035
8 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.120%	3/7/13	17,200	17,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	18,855	18,855

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.090%	3/7/13	24,835	24,835
8 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.100%	3/7/13	29,765	29,765
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.100%	3/7/13	19,320	19,320
8 Miami-Dade County FL Health Facilities
Authority Hospital Revenue
(Miami Children’s Hospital) VRDO	0.120%	3/7/13	7,400	7,400
8 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.100%	3/7/13	25,350	25,350
8 Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care S
ystem Revenue (Allina Health System) VRDO	0.090%	3/7/13	15,000	15,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	45,000	45,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	3/1/13	20,700	20,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.110%	3/1/13	39,000	39,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	3/7/13	18,000	18,000
8 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.090%	3/7/13	18,000	18,000
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.080%	3/7/13	39,505	39,505
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.080%	3/7/13	21,980	21,980
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.100%	3/7/13	68,100	68,100
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.100%	3/7/13	32,500	32,500
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.100%	3/7/13	31,300	31,300
8 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.080%	3/7/13	71,500	71,500
8 New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.100%	3/7/13	10,400	10,400
8 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.080%	3/7/13	20,500	20,500
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.110%	3/7/13	42,300	42,300

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.100%	3/7/13	95,990	95,990
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.110%	3/7/13	17,300	17,300
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	43,985	43,985
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13	75,945	75,945
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.100%	3/7/13	12,800	12,800
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.110%	3/7/13	31,845	31,845
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South) VRDO	0.110%	3/7/13	11,625	11,625
8 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.130%	3/7/13	15,000	15,000
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.100%	3/7/13	24,500	24,500
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.090%	3/7/13	38,000	38,000
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.100%	3/7/13	25,000	25,000
8 New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.100%	3/7/13	11,710	11,710
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	3/7/13	21,875	21,875
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13	10,950	10,950
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	3/7/13	11,100	11,100
8 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant Health)
VRDO	0.100%	3/7/13	38,300	38,300
8 North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.110%	3/7/13	27,500	27,500
Ohio State University General Receipts
Revenue VRDO	0.090%	3/7/13	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.100%	3/7/13	6,200	6,200
8 Philadelphia PA GO VRDO	0.100%	3/7/13	16,000	16,000
8 Piedmont SC Municipal Power Agency
Revenue VRDO	0.120%	3/7/13	16,000	16,000
8 Rhode Island Health & Educational Building Corp.
Higher Education Facility Revenue (Rogers
Williams University) VRDO	0.100%	3/7/13	7,275	7,275
8 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.100%	3/7/13	20,890	20,890

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
8 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.110%	3/7/13	9,365	9,365
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.100%	3/7/13	16,500	16,500
8 San Diego CA Housing Authority
Multifamily Housing Revenue
(Villa Nueva Apartments) VRDO	0.100%	3/7/13	29,600	29,600
8 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.100%	3/7/13	23,700	23,700
8 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.100%	3/7/13	31,570	31,570
8 St. Cloud MN Health Care Revenue
(Centracare Health System) VRDO	0.100%	3/7/13	21,995	21,995
8 St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.100%	3/7/13	20,500	20,500
8 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.110%	3/7/13	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.110%	3/7/13	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.110%	3/7/13	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	3/7/13	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/13	18,600	18,600
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.140%	3/7/13	57,500	57,500
8 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.110%	3/7/13	6,500	6,500
8 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.100%	3/7/13	5,900	5,900
8 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.120%	3/7/13	29,840	29,840
8 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.080%	3/7/13	20,500	20,500
Total Tax-Exempt Municipal Bonds (Cost $2,382,740)				2,382,740
Corporate Bonds (0.2%)
Finance (0.2%)
4 Royal Bank of Canada	0.461%	3/8/13	88,400	88,405
4 Royal Bank of Canada (New York Branch)	0.355%	7/11/13	10,000	10,005
4 Royal Bank of Canada (New York Branch)	0.345%	8/6/13	59,000	59,031
Royal Bank of Canada (New York Branch)	2.250%	3/15/13	88,000	88,072
4 Westpac Banking Corp. (New York Branch)	1.055%	7/10/13	14,000	14,042
General Electric Capital Corp.	4.800%	5/1/13	18,000	18,140
Total Corporate Bonds (Cost $277,695)				277,695

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Domestic Banks (0.1%)
[4,6]	Export Development Canada	0.199%	7/11/13	49,000	49,000
[4,6,9] Network Rail Infrastructure Finance plc		0.330%	6/14/13	23,500	23,507
	Province of Ontario	3.500%	7/15/13	11,750	11,894
Total Sovereign Bonds (Cost $84,401)					84,401
Taxable Municipal Bonds (0.4%)
[6,8]	BlackRock Municipal Bond Trust TOB VRDO	0.180%	3/1/13	18,105	18,105
[6,8]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.180%	3/1/13	9,660	9,660
[6,8]	BlackRock Municipal Income Trust TOB VRDO	0.180%	3/1/13	207,000	207,000
[6,8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.180%	3/1/13	21,850	21,850
[6,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.180%	3/1/13	19,165	19,165
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.180%	3/1/13	100,000	100,000
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.180%	3/1/13	19,875	19,875
[6,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.180%	3/1/13	12,910	12,910
[6,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.180%	3/1/13	9,820	9,820
[6,8]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.220%	3/7/13	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	3/7/13	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	3/7/13	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (100.5%) (Cost $121,504,809)					121,504,809
Other Assets and Liabilities (-0.5%)
Other Assets					474,584
Liabilities					(1,104,057)
					(629,473)
Net Assets (100%)					120,875,336

Prime Money Market Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	120,865,064
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	10,272
Net Assets	120,875,336

Investor Shares—Net Assets
Applicable to 95,360,599,921 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	95,378,322
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 25,493,831,652 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,497,014
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2013, the aggregate value of these securities was $18,674,343,000, representing 15.4% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $726,063,000, representing 0.6% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
9 Guaranteed by the Government of the United Kingdom.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest[1]	110,826
Total Income	110,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,203
Management and Administrative—Investor Shares	64,621
Management and Administrative—Institutional Shares	8,070
Marketing and Distribution—Investor Shares	11,975
Marketing and Distribution—Institutional Shares	3,263
Custodian Fees	692
Shareholders’ Reports—Investor Shares	343
Shareholders’ Reports—Institutional Shares	71
Trustees’ Fees and Expenses	91
Total Expenses	90,329
Expense Reduction—Note B	(3,253)
Net Expenses	87,076
Net Investment Income	23,750
Realized Net Gain (Loss) on Investment Securities Sold	546
Net Increase (Decrease) in Net Assets Resulting from Operations	24,296
1 Interest income from an affiliated company of the fund was $1,178,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,750	57,450
Realized Net Gain (Loss)	546	1,405
Net Increase (Decrease) in Net Assets Resulting from Operations	24,296	58,855
Distributions
Net Investment Income
Investor Shares	(12,010)	(32,517)
Institutional Shares	(11,740)	(24,933)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,750)	(57,450)
Capital Share Transactions
Investor Shares	5,166,239	(2,193,142)
Institutional Shares	954,021	2,803,343
Net Increase (Decrease) from Capital Share Transactions	6,120,260	610,201
Total Increase (Decrease)	6,120,806	611,606
Net Assets
Beginning of Period	114,754,530	114,142,924
End of Period	120,875,336	114,754,530

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.001	.001	.013	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.001	.001	.013	.035
Distributions
Dividends from Net Investment Income	(.0001)	(.0004)	(.001)	(.001)	(.013)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.001)	(.001)	(.013)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	0.06%	0.08%	1.31%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,378	$90,212	$92,404	$88,684	$96,078	$92,483
Ratio of Expenses to
Average Net Assets	0.16%[2]	0.16%	0.20%	0.23%	0.28%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.04%	0.06%	0.08%	1.25%	3.49%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.001	.002	.002	.015	.037
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.001	.002	.002	.015	.037
Distributions
Dividends from Net Investment Income	(.0005)	(.001)	(.002)	(.002)	(.015)	(.037)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.001)	(.002)	(.002)	(.015)	(.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.11%	0.17%	0.22%	1.47%	3.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,497	$24,543	$21,739	$19,107	$18,323	$13,844
Ratio of Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.13%[1]	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.11%	0.17%	0.22%	1.40%	3.64%

The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $15,623,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or

Prime Money Market Fund

positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2013, Vanguard’s expenses were reduced by $3,253,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2013		August 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,149,885	64,149,885	103,443,975	103,443,975
Issued in Lieu of Cash Distributions	11,761	11,761	31,844	31,844
Redeemed	(58,995,407)	(58,995,407)	(105,668,961)	(105,668,961)
Net Increase (Decrease)—Investor Shares	5,166,239	5,166,239	(2,193,142)	(2,193,142)
Institutional Shares
Issued	8,664,791	8,664,791	18,703,639	18,703,639
Issued in Lieu of Cash Distributions	11,495	11,495	24,338	24,338
Redeemed	(7,722,265)	(7,722,265)	(15,924,634)	(15,924,634)
Net Increase (Decrease) —Institutional Shares	954,021	954,021	2,803,343	2,803,343

E. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	20.7%
U.S. Government Agency Obligations	77.2
Repurchase Agreements	2.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.11%	0.64%
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.00	0.00

7-day SEC yield (2/28/2013): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	0.59%	1.76%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
2	Fannie Mae Discount Notes	0.155%–0.160%	3/6/13	11,200	11,200
2	Fannie Mae Discount Notes	0.140%	3/7/13	3,000	3,000
2	Fannie Mae Discount Notes	0.160%	3/13/13	3,736	3,736
2	Fannie Mae Discount Notes	0.090%–0.150%	4/1/13	29,889	29,886
2	Fannie Mae Discount Notes	0.120%–0.150%	4/10/13	4,580	4,579
2	Fannie Mae Discount Notes	0.170%	4/17/13	50,000	49,989
2	Fannie Mae Discount Notes	0.110%–0.170%	4/18/13	14,000	13,997
2	Fannie Mae Discount Notes	0.180%	5/1/13	1,650	1,649
2	Fannie Mae Discount Notes	0.095%–0.170%	5/8/13	36,265	36,256
2	Fannie Mae Discount Notes	0.140%	5/15/13	1,500	1,500
2	Fannie Mae Discount Notes	0.140%–0.145%	5/22/13	25,500	25,492
2	Fannie Mae Discount Notes	0.140%	5/29/13	60,000	59,979
2	Fannie Mae Discount Notes	0.158%	6/5/13	25,000	24,989
2	Fannie Mae Discount Notes	0.150%	6/12/13	30,000	29,987
2	Fannie Mae Discount Notes	0.150%	6/17/13	4,400	4,398
2	Fannie Mae Discount Notes	0.140%	6/19/13	79,676	79,642
2	Fannie Mae Discount Notes	0.144%	6/26/13	20,000	19,991
2	Fannie Mae Discount Notes	0.140%	7/3/13	65,540	65,508
2	Fannie Mae Discount Notes	0.140%	8/1/13	2,100	2,099
3	Federal Home Loan Bank
	Discount Notes	0.130%–0.160%	3/1/13	62,900	62,900
3	Federal Home Loan Bank
	Discount Notes	0.100%–0.140%	3/5/13	8,147	8,147
3	Federal Home Loan Bank
	Discount Notes	0.130%	3/8/13	30,000	29,999
3	Federal Home Loan Bank
	Discount Notes	0.090%–0.150%	3/13/13	142,000	141,995
3	Federal Home Loan Bank
	Discount Notes	0.140%–0.160%	3/15/13	43,401	43,398
3	Federal Home Loan Bank
	Discount Notes	0.095%–0.155%	3/20/13	135,547	135,538
3	Federal Home Loan Bank
	Discount Notes	0.150%	4/3/13	6,600	6,599
3	Federal Home Loan Bank
	Discount Notes	0.090%	4/5/13	25,000	24,998

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank
	Discount Notes	0.120%	4/8/13	2,421	2,421
3	Federal Home Loan Bank
	Discount Notes	0.120%–0.160%	4/15/13	7,900	7,899
3	Federal Home Loan Bank
	Discount Notes	0.120%–0.170%	4/19/13	9,704	9,702
3	Federal Home Loan Bank
	Discount Notes	0.090%	4/26/13	10,000	9,999
3	Federal Home Loan Bank
	Discount Notes	0.110%–0.170%	5/3/13	23,125	23,119
3	Federal Home Loan Bank
	Discount Notes	0.100%–0.160%	5/8/13	33,000	32,991
3	Federal Home Loan Bank
	Discount Notes	0.130%	5/10/13	2,700	2,699
3	Federal Home Loan Bank
	Discount Notes	0.095%–0.150%	5/15/13	30,779	30,772
3	Federal Home Loan Bank
	Discount Notes	0.095%	5/17/13	8,835	8,833
3	Federal Home Loan Bank
	Discount Notes	0.165%	5/22/13	50,000	49,981
3	Federal Home Loan Bank
	Discount Notes	0.140%	5/24/13	84,500	84,472
3	Federal Home Loan Bank
	Discount Notes	0.139%–0.164%	5/29/13	72,050	72,022
3	Federal Home Loan Bank
	Discount Notes	0.140%	5/31/13	18,000	17,994
3	Federal Home Loan Bank
	Discount Notes	0.150%	6/3/13	2,875	2,874
3	Federal Home Loan Bank
	Discount Notes	0.150%–0.160%	6/7/13	22,800	22,790
3	Federal Home Loan Bank
	Discount Notes	0.155%	6/12/13	25,000	24,989
3	Federal Home Loan Bank
	Discount Notes	0.150%	6/14/13	11,000	10,995
3	Federal Home Loan Bank
	Discount Notes	0.120%	6/19/13	6,700	6,698
3	Federal Home Loan Bank
	Discount Notes	0.140%	7/3/13	64,460	64,429
3	Federal Home Loan Bank
	Discount Notes	0.130%	7/5/13	2,900	2,899
[3,4]	Federal Home Loan Banks	0.158%	9/6/13	20,000	19,999
[3,4]	Federal Home Loan Banks	0.152%	11/22/13	30,000	29,997
[3,4]	Federal Home Loan Banks	0.178%	12/26/13	25,000	25,000
[3,4]	Federal Home Loan Banks	0.182%	10/1/14	6,000	5,998
[2,4]	Federal Home Loan Mortgage Corp.	0.162%	3/21/13	13,000	13,000
[2,4]	Federal Home Loan Mortgage Corp.	0.148%	5/6/13	67,600	67,595
[2,4]	Federal Home Loan Mortgage Corp.	0.147%	5/16/13	50,100	50,098
[2,4]	Federal Home Loan Mortgage Corp.	0.150%	6/3/13	124,400	124,390
[2,4]	Federal Home Loan Mortgage Corp.	0.152%	6/17/13	123,200	123,210
[2,4]	Federal National Mortgage Assn.	0.190%	8/12/13	30,000	29,996
[2,4]	Federal National Mortgage Assn.	0.169%	11/8/13	50,000	49,990
[2,4]	Federal National Mortgage Assn.	0.171%	11/14/13	65,000	64,986
[2,4]	Federal National Mortgage Assn.	0.181%	6/20/14	47,000	46,997
[2,4]	Federal National Mortgage Assn.	0.179%	9/11/14	150,000	149,953
[2,4]	Federal National Mortgage Assn.	0.173%	2/27/15	60,000	59,970

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.155%–0.160%	3/5/13	13,360	13,360
2 Freddie Mac Discount Notes	0.150%–0.155%	3/11/13	10,900	10,900
2 Freddie Mac Discount Notes	0.140%	3/18/13	3,034	3,034
2 Freddie Mac Discount Notes	0.160%–0.200%	4/1/13	5,000	4,999
2 Freddie Mac Discount Notes	0.120%–0.160%	4/3/13	18,500	18,497
2 Freddie Mac Discount Notes	0.170%	4/9/13	6,713	6,712
2 Freddie Mac Discount Notes	0.120%	4/15/13	2,657	2,657
2 Freddie Mac Discount Notes	0.110%–0.170%	4/22/13	11,100	11,098
2 Freddie Mac Discount Notes	0.160%	4/23/13	3,000	2,999
2 Freddie Mac Discount Notes	0.090%–0.175%	4/24/13	9,200	9,198
2 Freddie Mac Discount Notes	0.088%–0.160%	4/29/13	19,307	19,303
2 Freddie Mac Discount Notes	0.200%	5/1/13	4,000	3,999
2 Freddie Mac Discount Notes	0.095%–0.170%	5/6/13	40,700	40,692
2 Freddie Mac Discount Notes	0.100%–0.170%	5/13/13	61,700	61,685
2 Freddie Mac Discount Notes	0.140%–0.160%	5/20/13	55,000	54,982
2 Freddie Mac Discount Notes	0.095%–0.170%	5/21/13	26,300	26,293
2 Freddie Mac Discount Notes	0.135%–0.170%	5/28/13	7,000	6,997
2 Freddie Mac Discount Notes	0.150%	6/10/13	10,000	9,996
2 Freddie Mac Discount Notes	0.150%	6/17/13	5,000	4,998
2 Freddie Mac Discount Notes	0.139%–0.140%	6/24/13	38,334	38,317
2 Freddie Mac Discount Notes	0.145%	6/25/13	8,000	7,996
2 Freddie Mac Discount Notes	0.150%	7/1/13	35,687	35,669
United States Treasury Bill	0.140%–0.143%	3/28/13	60,000	59,994
United States Treasury Bill	0.101%–0.148%	4/18/13	150,000	149,975
United States Treasury Bill	0.083%–0.165%	5/2/13	75,000	74,986
United States Treasury Bill	0.085%	5/16/13	125,000	124,978
United States Treasury Bill	0.110%–0.115%	5/23/13	135,000	134,965
United States Treasury Bill	0.125%	5/30/13	50,000	49,984
United States Treasury Bill	0.108%–0.112%	8/1/13	115,000	114,946
United States Treasury Bill	0.113%	8/8/13	75,000	74,962
United States Treasury Bill	0.117%	8/15/13	10,000	9,995
United States Treasury Note/Bond	1.375%	3/15/13	63,000	63,030
United States Treasury Note/Bond	2.500%	3/31/13	10,000	10,019
United States Treasury Note/Bond	0.750%	3/31/13	30,000	30,015
United States Treasury Note/Bond	1.750%	4/15/13	10,000	10,020
United States Treasury Note/Bond	1.375%	5/15/13	135,000	135,352
United States Treasury Note/Bond	3.375%	7/31/13	50,000	50,682
Total U. S. Government and Agency Obligations (Cost $3,759,492)				3,759,492
Repurchase Agreements (2.1%)
Bank of Nova Scotia
(Dated 2/28/13, Repurchase Value
$39,681,000, collateralized by
US Treasury Note/Bond 0.875%, 1/31/18)	0.160%	3/1/13	39,681	39,681
RBC Capital Markets LLC
(Dated 2/28/13, Repurchase Value
$16,000,000, collateralized by
US Treasury Note/Bond 2.500%, 3/31/15)	0.150%	3/1/13	16,000	16,000
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$23,000,000, collateralized by
Treasury Inflation Index Note/Bond
2.125%, 2/15/40)	0.140%	3/1/13	23,000	23,000
Total Repurchase Agreements (Cost $78,681)				78,681
Total Investments (101.5%) (Cost $3,838,173)				3,838,173

Federal Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (-1.5%)
Other Assets	7,936
Liabilities	(63,574)
(55,638)
Net Assets (100%)
Applicable to 3,781,835,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,782,535
Net Asset Value Per Share	$1.00

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,782,351
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	184
Net Assets	3,782,535

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest	3,072
Total Income	3,072
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative	2,701
Marketing and Distribution	339
Custodian Fees	26
Shareholders’ Reports	18
Trustees’ Fees and Expenses	4
Total Expenses	3,129
Expense Reduction—Note B	(252)
Net Expenses	2,877
Net Investment Income	195
Realized Net Gain (Loss) on Investment Securities Sold	38
Net Increase (Decrease) in Net Assets Resulting from Operations	233

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 21,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195	444
Realized Net Gain (Loss)	38	35
Net Increase (Decrease) in Net Assets Resulting from Operations	233	479
Distributions
Net Investment Income	(195)	(444)
Realized Capital Gain	—	—
Total Distributions	(195)	(444)
Capital Share Transactions
Issued	174,873	379,852
Issued in Lieu of Cash Distributions	192	435
Redeemed	(495,738)	(1,071,053)
Net Increase (Decrease) from Capital Share Transactions	(320,673)	(690,766)
Total Increase (Decrease)	(320,635)	(690,731)
Net Assets
Beginning of Period	4,103,170	4,793,901
End of Period	3,782,535	4,103,170

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended February 28,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0002	.0004	.011	.034
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0002	.0004	.011	.034
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.02%	0.04%	1.06%	3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,783	$4,103	$4,794	$6,048	$9,386	$8,982
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.12%[2]	0.19%[2]	0.22%	0.27%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.04%	1.03%	3.33%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012, and 0.20% for 2011. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $497,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2013, Vanguard’s expenses were reduced by $252,000 (an effective annual rate of 0.01% of the fund’s average net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2013

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.10%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	59 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2013, the annualized expense ratio was 0.09%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2002, Through February 28, 2013
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.20%	0.67%
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00

7-day SEC yield (2/28/2013): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2013, performance data reflect the six months ended February 28, 2013.

Average Annual Total Returns: Periods Ended December 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	0.48%	1.68%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.090%–0.140%	3/7/13	868,000	867,986
United States Treasury Bill	0.092%–0.138%	3/14/13	875,000	874,969
United States Treasury Bill	0.042%–0.133%	3/21/13	186,580	186,575
United States Treasury Bill	0.080%–0.085%	3/28/13	1,005,762	1,005,698
United States Treasury Bill	0.088%–0.090%	4/4/13	1,040,000	1,039,912
United States Treasury Bill	0.065%	4/11/13	920,000	919,932
United States Treasury Bill	0.100%–0.150%	4/18/13	800,000	799,864
United States Treasury Bill	0.075%–0.150%	4/25/13	1,289,000	1,288,796
United States Treasury Bill	0.083%–0.086%	5/2/13	785,000	784,886
United States Treasury Bill	0.072%	5/9/13	923,000	922,873
United States Treasury Bill	0.083%–0.145%	5/16/13	925,000	924,815
United States Treasury Bill	0.113%–0.135%	5/23/13	890,000	889,757
United States Treasury Bill	0.126%	5/30/13	460,000	459,855
United States Treasury Bill	0.130%	7/5/13	150,000	149,932
United States Treasury Bill	0.105%	7/18/13	210,000	209,915
United States Treasury Bill	0.097%	7/25/13	225,000	224,911
United States Treasury Bill	0.113%	8/8/13	100,000	99,950
United States Treasury Bill	0.118%	8/15/13	100,000	99,945
United States Treasury Bill	0.133%	8/22/13	75,000	74,952
United States Treasury Bill	0.136%	8/29/13	270,000	269,815
United States Treasury Note/Bond	1.375%	5/15/13	250,000	250,629
Total U.S. Government and Agency Obligations (Cost $12,345,967)				12,345,967
Total Investments (100.0%) (Cost $12,345,967)				12,345,967
Other Assets and Liabilities (0.0%)
Other Assets				10,738
Liabilities				(10,065)
				673
Net Assets (100%)
Applicable to 12,343,430,106 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				12,346,640
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	12,346,476
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	164
Net Assets	12,346,640

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2013
($000)
Investment Income
Income
Interest	7,083
Total Income	7,083
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative	4,502
Marketing and Distribution	987
Custodian Fees	57
Shareholders’ Reports	25
Trustees’ Fees and Expenses	9
Total Expenses	5,714
Net Investment Income	1,369
Realized Net Gain (Loss) on Investment Securities Sold	(29)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,369	1,553
Realized Net Gain (Loss)	(29)	46
Net Increase (Decrease) in Net Assets Resulting from Operations	1,340	1,599
Distributions
Net Investment Income	(1,369)	(1,553)
Realized Capital Gain	—	—
Total Distributions	(1,369)	(1,553)
Capital Share Transactions (at $1.00)
Issued	367,182	865,430
Issued in Lieu of Cash Distributions	1,329	1,508
Redeemed	(1,375,545)	(2,827,163)
Net Increase (Decrease) from Capital Share Transactions	(1,007,034)	(1,960,225)
Total Increase (Decrease)	(1,007,063)	(1,960,179)
Net Assets
Beginning of Period	13,353,703	15,313,882
End of Period	12,346,640	13,353,703

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0001	.0002	.0003	.007	.030
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0001	.0002	.0003	.007	.030
Distributions
Dividends from Net Investment Income	(.0001)	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.01%	0.02%	0.03%	0.70%	3.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,347	$13,354	$15,314	$18,726	$25,435	$23,289
Ratio of Expenses to
Average Net Assets	0.09%	0.05%[2]	0.11%[2]	0.14%	0.15%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.01%	0.02%	0.03%	0.74%	2.98%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2012 and 0.12% for 2011. See Note B in the Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and for the period ended February 28, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2013, the fund had contributed capital of $1,620,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Admiral Treasury Money Market Fund

At February 28, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2012	2/28/2013	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.13	$0.79
Institutional Shares	1,000.00	1,000.47	0.45
Federal Money Market Fund	$1,000.00	$1,000.05	$0.74
Admiral Treasury Money Market Fund	$1,000.00	$1,000.11	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Institutional Shares	1,000.00	1,024.35	0.45
Federal Money Market Fund	$1,000.00	$1,024.05	$0.75
Admiral Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.15%; and for the Admiral Treasury Money Market Fund, 0.09%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares and the Federal Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.17%; for the Federal Money Market Fund, 0.16%.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447 Direct Investor Account Services > 800-662-2739 Institutional Investor Services > 800-523-1036 Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q302 042013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.